Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans
Contributions	$ 20	$ 20	$ 20
Aggregate projected benefit obligations	1,001	1,046
Aggregate accumulated benefit obligation	$ 975	$ 1,019